SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Allowance for doubtful accounts
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	$ 210	$ 73	$ 58
Additions Charged to Cost and Expenses	191	137	15
Deductions	0	0	0
Balance at End of Year	401	210	73
Deferred tax asset valuation allowance
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	50,418	40,844	36,904
Additions Charged to Cost and Expenses	0	9,574	3,940
Deductions	(2,271)	0	0
Balance at End of Year	$ 48,147	$ 50,418	$ 40,844